PROFUNDS
Ether ProFund (the “Fund”)
Supplement dated February 18, 2025
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated February 18, 2025, as supplemented or amended)
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The Fund is not yet available for sale.
For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.